UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-10071
Oppenheimer Small- & Mid-Cap Growth Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Arthur S. Gabinet
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: October 31
Date of reporting period: 4/30/2012

Item 1. Reports to Stockholders.

April 30, 2012

Oppenheimer Small- & Mid-Cap Growth Fund

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Manager

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

OppenheimerFunds®
The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS
Top Ten Common Stock Industries

Software	10.5%
Specialty Retail	7.5
Internet Software & Services	5.7
Aerospace & Defense	4.1
Chemicals	4.1
Machinery	4.0
Textiles, Apparel & Luxury Goods	3.9
Energy Equipment & Services	3.8
Hotels, Restaurants & Leisure	3.6
Health Care Technology	3.1
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2012, and are based on net assets.
Top Ten Common Stock Holdings

Alexion Pharmaceuticals, Inc.	2.3%
Tractor Supply Co.	2.0
Dollar Tree, Inc.	1.9
Monster Beverage Corp.	1.9
Ulta Salon, Cosmetics & Fragrance, Inc.	1.9
Concho Resources, Inc.	1.8
TransDigm Group, Inc.	1.8
Chipotle Mexican Grill, Inc., Cl. A	1.7
SXC Health Solutions Corp.	1.6
Rackspace Hosting, Inc.	1.6
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2012, and are based on net assets. For more current Top 10 Fund Holdings, please visit oppenheimerfunds.com.
6 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

Sector Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2012, and are based on the total market value of common stocks.
7 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 11/1/00. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 11/1/00. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 11/1/00. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 11/1/00. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
8 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2012.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
9 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	November 1, 2011	April 30, 2012	April 30, 2012

Class A	$1,000.00	$1,141.00	$7.85
Class B	1,000.00	1,135.80	12.87
Class C	1,000.00	1,136.10	12.23
Class N	1,000.00	1,139.80	9.40
Class Y	1,000.00	1,143.40	5.34

Hypothetical
(5% return before expenses)

Class A	1,000.00	1,017.55	7.40
Class B	1,000.00	1,012.88	12.13
Class C	1,000.00	1,013.48	11.53
Class N	1,000.00	1,016.11	8.86
Class Y	1,000.00	1,019.89	5.03
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended April 30, 2012 are as follows:

Class	Expense Ratios

Class A	1.47%
Class B	2.41
Class C	2.29
Class N	1.76
Class Y	1.00
The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
10 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

STATEMENT OF INVESTMENTS April 30, 2012 / Unaudited

	Shares	Value
Common Stocks—97.2%
Consumer Discretionary—19.1%
Auto Components—0.4%
BorgWarner, Inc.[1]	16,350	$1,292,297
Diversified Consumer Services—0.5%
Sotheby’s	35,610	1,400,185
Hotels, Restaurants & Leisure—3.6%
Chipotle Mexican Grill,
Inc., Cl. A1	12,070	4,998,791
Panera Bread Co., Cl. A1	24,590	3,883,253
Tim Hortons, Inc.	24,750	1,427,828

		10,309,872
Household Durables—0.5%
D.R. Horton, Inc.	89,620	1,465,287
Multiline Retail—2.7%
Dollar Tree, Inc.[1]	54,150	5,504,889
Nordstrom, Inc.	39,750	2,220,435

		7,725,324
Specialty Retail—7.5%
O’Reilly Automotive, Inc.[1]	27,110	2,859,021
PetSmart, Inc.	41,070	2,392,738
Sally Beauty
Holdings, Inc.[1]	130,420	3,469,172
Tiffany & Co.	29,350	2,009,301
Tractor Supply Co.	57,890	5,696,955
Ulta Salon, Cosmetics & Fragrance, Inc.	61,150	5,392,207

		21,819,394
Textiles, Apparel & Luxury Goods—3.9%
Fossil, Inc.[1]	20,130	2,630,387
lululemon athletica, Inc.[1]	43,500	3,225,090
Michael Kors Holdings Ltd.[1]	68,950	3,148,947
Under Armour, Inc., Cl. A1	22,710	2,223,990

		11,228,414
Consumer Staples—6.8%
Beverages—1.9%
Monster Beverage Corp.[1]	84,250	5,472,880
Food & Staples Retailing—2.2%
Fresh Market, Inc. (The)[1]	39,280	2,009,958
Whole Foods Market, Inc.	51,100	4,244,877

		6,254,835
Personal Products—2.7%
Estee Lauder Cos., Inc. (The), Cl. A	69,990	4,573,847
Herbalife Ltd.	48,280	3,395,050

		7,968,897
Energy—6.5%
Energy Equipment & Services—3.8%
Atwood Oceanics, Inc.[1]	54,290	2,406,676
Core Laboratories NV	18,190	2,491,666
Oceaneering International, Inc.	50,820	2,623,837
Oil States International, Inc.[1]	42,910	3,414,778

		10,936,957
Oil, Gas & Consumable Fuels—2.7%
Cabot Oil & Gas Corp., Cl. A	32,750	1,150,835
Concho Resources, Inc.[1]	49,190	5,272,184
Laredo Petroleum Holdings, Inc.[1]	53,290	1,407,922

		7,830,941
Financials—6.0%
Capital Markets—1.7%
Affiliated Managers
Group, Inc.[1]	28,980	3,292,708
LPL Investment Holdings, Inc.[1]	45,710	1,640,532

		4,933,240
11 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Commercial Banks—1.7%
First Republic Bank[1]	44,010	$1,453,650
Signature Bank[1]	32,730	2,150,034
SVB Financial Group[1]	21,110	1,352,940

		4,956,624
Insurance—2.1%
Arthur J. Gallagher & Co.	75,010	2,817,376
ProAssurance Corp.	36,010	3,172,121

		5,989,497
Real Estate Investment Trusts—0.5%
Digital Realty Trust, Inc.	19,130	1,436,472
Health Care—13.4%
Biotechnology—2.8%
Alexion Pharmaceuticals, Inc.[1]	73,810	6,666,519
BioMarin Pharmaceutical, Inc.[1]	39,150	1,358,505

		8,025,024
Health Care Equipment & Supplies—3.0%
Cooper Cos., Inc. (The)	41,030	3,617,615
Edwards Lifesciences Corp.[1]	18,920	1,569,792
IDEXX Laboratories, Inc.[1]	24,710	2,172,750
Sirona Dental Systems, Inc.[1]	27,690	1,398,622

		8,758,779
Health Care Providers & Services—2.4%
Catalyst Health Solutions, Inc.[1]	38,930	3,362,384
DaVita, Inc.[1]	15,820	1,401,336
HMS Holdings Corp.[1]	90,920	2,187,535

		6,951,255
Health Care Technology—3.1%
Cerner Corp.[1]	53,500	4,338,315
SXC Health Solutions Corp.[1]	51,110	4,629,544

		8,967,859
Pharmaceuticals—2.1%
Perrigo Co.	26,950	2,827,055
Salix Pharmaceuticals Ltd.[1]	19,800	978,120
Watson Pharmaceuticals, Inc.[1]	30,560	2,303,002

		6,108,177
Industrials—15.7%
Aerospace & Defense—4.1%
B/E Aerospace, Inc.[1]	74,320	3,495,270
Hexcel Corp.[1]	117,790	3,225,090
TransDigm Group, Inc.[1]	40,670	5,129,300

		11,849,660
Commercial Services & Supplies—1.3%
Clean Harbors, Inc.[1]	30,270	2,065,625
Stericycle, Inc.[1]	19,490	1,687,834

		3,753,459
Electrical Equipment—2.9%
AMETEK, Inc.	77,335	3,892,271
Polypore International, Inc.[1]	40,130	1,498,856
Roper Industries, Inc.	28,270	2,880,713

		8,271,840
Machinery—4.0%
Colfax Corp.[1]	50,080	1,697,211
Joy Global, Inc.	20,240	1,432,385
Robbins & Myers, Inc.	42,480	2,069,201
Timken Co.	51,120	2,888,791
Wabtec Corp.	45,050	3,503,989

		11,591,577
Marine—0.6%
Kirby Corp.[1]	28,270	1,876,280
Road & Rail—1.3%
Kansas City Southern, Inc.	49,610	3,820,962
Trading Companies & Distributors—1.5%
Fastenal Co.	27,650	1,294,573
United Rentals, Inc.[1]	63,660	2,971,649

		4,266,222
12 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

	Shares	Value
Information Technology—23.4%
Communications Equipment—1.9%
Aruba Networks, Inc.[1]	120,740	$2,550,029
F5 Networks, Inc.[1]	20,940	2,804,494

		5,354,523
Internet Software & Services—5.7%
Akamai Technologies, Inc.[1]	56,230	1,833,098
Equinix, Inc.[1]	24,470	4,017,974
IAC/InterActiveCorp	31,240	1,504,206
LinkedIn Corp., Cl. A1	28,710	3,113,600
Mercadolibre, Inc.	15,080	1,458,839
Rackspace Hosting, Inc.[1]	79,150	4,597,824

		16,525,541
IT Services—2.7%
Alliance Data Systems Corp.[1]	16,400	2,107,236
Teradata Corp.[1]	58,480	4,080,734
Vantiv, Inc., Cl. A1	76,200	1,716,024

		7,903,994
Semiconductors & Semiconductor Equipment—2.6%
Avago Technologies Ltd.	74,460	2,567,381
Skyworks Solutions, Inc.[1]	89,100	2,418,174
Teradyne, Inc.[1]	151,700	2,610,757

		7,596,312
Software—10.5%
Ariba, Inc.[1]	94,230	3,599,586
Autodesk, Inc.[1]	37,400	1,472,438
Check Point Software Technologies Ltd.[1]	36,070	2,096,749
Citrix Systems, Inc.[1]	41,360	3,540,830
Concur Technologies, Inc.[1]	33,460	1,892,498
Fortinet, Inc.[1]	125,860	3,287,463
MICROS Systems, Inc.[1]	37,920	2,154,994
NetSuite, Inc.[1]	28,300	1,255,954
Nuance Communications, Inc.[1]	102,950	2,516,098
Red Hat, Inc.[1]	67,160	4,003,408
Rovi Corp.[1]	36,250	1,036,750
TIBCO Software, Inc.[1]	106,990	3,519,971

		30,376,739
Materials—4.6%
Chemicals—4.1%
Airgas, Inc.	33,340	3,055,278
Albemarle Corp.	25,360	1,656,008
CF Industries Holdings, Inc.	14,620	2,822,537
Cytec Industries, Inc.	10,970	697,363
Sigma-Aldrich Corp.	19,180	1,359,862
Westlake Chemical Corp.	32,680	2,089,886

		11,680,934
Containers & Packaging—0.5%
Ball Corp.	36,220	1,512,547
Telecommunication Services—1.0%
Wireless Telecommunication Services—1.0%
SBA Communications Corp.[1]	56,270	3,023,950
Utilities—0.7%
Electric Utilities—0.7%
ITC Holdings Corp.	26,240	2,032,550

Total Common Stocks (Cost $198,690,193)		281,269,300
Investment Company—2.8%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.23%[2,3] (Cost $8,160,213)	8,160,213	8,160,213
Total Investments, at Value (Cost $206,850,406)	100.0%	289,429,513
Other Assets
Net of Liabilities	0.0	82,651

Net Assets	100.0%	$289,512,164

13 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

1.	Non-income producing security.

2.	Rate shown is the 7-day yield as of April 30, 2012.

3.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares			Shares
	October 31,	Gross	Gross	April 30,
	2011	Additions	Reductions	2012

Oppenheimer Institutional Money Market Fund, Cl. E	11,078,732	51,487,731	54,406,250	8,160,213

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$8,160,213	$7,246
See accompanying Notes to Financial Statements.
14 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

April 30, 2012
Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $198,690,193)	$281,269,300
Affiliated companies (cost $8,160,213)	8,160,213

289,429,513
Receivables and other assets:
Investments sold	3,077,195
Shares of beneficial interest sold	1,029,867
Dividends	77,738
Other	22,467

Total assets	293,636,780

Liabilities
Bank overdraft	972
Payables and other liabilities:
Investments purchased	3,202,799
Shares of beneficial interest redeemed	739,794
Transfer and shareholder servicing agent fees	62,490
Distribution and service plan fees	54,002
Shareholder communications	29,371
Trustees’ compensation	18,528
Other	16,660

Total liabilities	4,124,616

Net Assets	$289,512,164

Composition of Net Assets
Par value of shares of beneficial interest	$21,364
Additional paid-in capital	233,690,255
Accumulated net investment loss	(1,617,797)
Accumulated net realized loss on investments	(25,160,765)
Net unrealized appreciation on investments	82,579,107

Net Assets	$289,512,164

15 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $177,396,421 and 12,815,198 shares of beneficial interest outstanding)	$13.84
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$14.68
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $18,192,641 and 1,459,822 shares of beneficial interest outstanding)	$12.46
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $50,314,762 and 4,019,342 shares of beneficial interest outstanding)	$12.52
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $17,417,633 and 1,303,015 shares of beneficial interest outstanding)	$13.37
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $26,190,707 and 1,766,273 shares of beneficial interest outstanding)	$14.83
See accompanying Notes to Financial Statements.
16 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended April 30, 2012
Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $2,810)	$495,489
Affiliated companies	7,246
Interest	118

Total investment income	502,853

Expenses
Management fees	1,129,899
Distribution and service plan fees:
Class A	190,569
Class B	82,489
Class C	217,978
Class N	39,863
Transfer and shareholder servicing agent fees:
Class A	259,149
Class B	47,378
Class C	82,122
Class N	26,275
Class Y	8,549
Shareholder communications:
Class A	22,644
Class B	4,457
Class C	5,941
Class N	1,576
Class Y	569
Trustees’ compensation	2,306
Administration service fees	750
Custodian fees and expenses	594
Other	22,969

Total expenses	2,146,077
Less waivers and reimbursements of expenses	(43,978)

Net expenses	2,102,099

Net Investment Loss	(1,599,246)
Realized and Unrealized Gain
Net realized gain on investments from unaffiliated companies	812,741
Net change in unrealized appreciation/depreciation on investments	35,189,483
Net Increase in Net Assets Resulting from Operations	$34,402,978

See accompanying Notes to Financial Statements.
17 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2012	October 31,
	(Unaudited)	2011
|	|
Operations
Net investment loss	$(1,599,246)	$(2,978,028)
Net realized gain	812,741	6,891,190
Net change in unrealized appreciation/depreciation	35,189,483	11,579,746

Net increase in net assets resulting from operations	34,402,978	15,492,908

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	8,347,779	55,171,565
Class B	(85,679)	3,632,562
Class C	4,041,440	14,157,058
Class N	(523,781)	2,103,496
Class Y	6,017,469	11,015,187

	17,797,228	86,079,868

Net Assets
Total increase	52,200,206	101,572,776
Beginning of period	237,311,958	135,739,182

End of period (including accumulated net investment loss of $1,617,797 and $18,551, respectively)	$289,512,164	$237,311,958

See accompanying Notes to Financial Statements.
18 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2012	October 31,	October 29,	October 31,	October 31,	October 31,
Class A	(Unaudited)	2011	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$12.13	$10.57	$8.31	$8.11	$14.55	$11.72

Income (loss) from investment operations:
Net investment loss[2]	(.07)	(.15)	(.11)	(.08)	(.11)	(.16)
Net realized and unrealized gain (loss)	1.78	1.71	2.37	.28	(4.69)	3.63

Total from investment operations	1.71	1.56	2.26	.20	(4.80)	3.47

Dividends and/or distributions to shareholders:
Distributions from net realized gain	—	—	—	—	(1.64)	(.64)

Net asset value, end of period	$13.84	$12.13	$10.57	$8.31	$8.11	$14.55

Total Return, at Net Asset Value[3]	14.10%	14.76%	27.20%	2.47%	(36.60)%	31.11%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$177,396	$147,699	$83,169	$61,367	$63,679	$84,494

Average net assets (in thousands)	$158,238	$132,902	$71,047	$57,232	$81,084	$70,134

Ratios to average net assets:[4]
Net investment loss	(1.08)%	(1.23)%	(1.18)%	(1.10)%	(1.01)%	(1.30)%
Total expenses[5]	1.51%	1.54%	1.77%	1.85%	1.57%	1.59%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.47%	1.54%	1.62%	1.46%	1.40%	1.54%

Portfolio turnover rate	37%	99%	103%	143%	134%	232%

1.	October 29, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2012	1.51%
Year Ended October 31, 2011	1.54%
Year Ended October 29, 2010	1.77%
Year Ended October 31, 2009	1.85%
Year Ended October 31, 2008	1.58%
Year Ended October 31, 2007	1.59%
See accompanying Notes to Financial Statements.
19 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2012	October 31,	October 29,	October 31,	October 31,	October 31,
Class B	(Unaudited)	2011	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$10.97	$9.63	$7.64	$7.51	$13.71	$11.16

Income (loss) from investment operations:
Net investment loss[2]	(.11)	(.22)	(.17)	(.13)	(.18)	(.24)
Net realized and unrealized gain (loss)	1.60	1.56	2.16	.26	(4.38)	3.43

Total from investment operations	1.49	1.34	1.99	.13	(4.56)	3.19

Dividends and/or distributions to shareholders:
Distributions from net realized gain	—	—	—	—	(1.64)	(.64)

Net asset value, end of period	$12.46	$10.97	$9.63	$7.64	$7.51	$13.71

Total Return, at Net Asset Value[3]	13.58%	13.92%	26.05%	1.73%	(37.16)%	30.12%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,193	$16,113	$11,066	$11,528	$14,441	$24,800

Average net assets (in thousands)	$16,694	$15,321	$10,890	$11,863	$20,882	$21,737

Ratios to average net assets:[4]
Net investment loss	(2.01)%	(2.02)%	(1.97)%	(1.92)%	(1.79)%	(2.09)%
Total expenses[5]	2.53%	2.58%	2.88%	2.94%	2.40%	2.45%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.41%	2.34%	2.42%	2.29%	2.19%	2.34%

Portfolio turnover rate	37%	99%	103%	143%	134%	232%

1.	October 29, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2012	2.53%
Year Ended October 31, 2011	2.58%
Year Ended October 29, 2010	2.88%
Year Ended October 31, 2009	2.94%
Year Ended October 31, 2008	2.41%
Year Ended October 31, 2007	2.45%
See accompanying Notes to Financial Statements.
20 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2012	October 31,	October 29,	October 31,	October 31,	October 31,
Class C	(Unaudited)	2011	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$11.02	$9.67	$7.66	$7.53	$13.74	$11.18

Income (loss) from investment operations:
Net investment loss[2]	(.11)	(.22)	(.17)	(.13)	(.18)	(.24)
Net realized and unrealized gain (loss)	1.61	1.57	2.18	.26	(4.39)	3.44

Total from investment operations	1.50	1.35	2.01	.13	(4.57)	3.20

Dividends and/or distributions to shareholders:
Distributions from net realized gain	—	—	—	—	(1.64)	(.64)

Net asset value, end of period	$12.52	$11.02	$9.67	$7.66	$7.53	$13.74

Total Return, at Net Asset Value[3]	13.61%	13.96%	26.24%	1.73%	(37.15)%	30.16%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$50,315	$40,485	$23,583	$18,702	$19,351	$23,294

Average net assets (in thousands)	$43,992	$35,471	$21,239	$17,362	$23,831	$18,644

Ratios to average net assets:[4]
Net investment loss	(1.90)%	(1.99)%	(1.93)%	(1.87)%	(1.78)%	(2.07)%
Total expenses[5]	2.31%	2.34%	2.57%	2.73%	2.36%	2.41%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.29%	2.30%	2.37%	2.23%	2.17%	2.31%

Portfolio turnover rate	37%	99%	103%	143%	134%	232%

1.	October 29, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2012	2.31%
Year Ended October 31, 2011	2.34%
Year Ended October 29, 2010	2.57%
Year Ended October 31, 2009	2.73%
Year Ended October 31, 2008	2.37%
Year Ended October 31, 2007	2.41%
See accompanying Notes to Financial Statements.
21 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2012	October 31,	October 29,	October 31,	October 31,	October 31,
Class N	(Unaudited)	2011	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$11.73	$10.24	$8.08	$7.90	$14.25	$11.52

Income (loss) from investment operations:
Net investment loss[2]	(.08)	(.17)	(.13)	(.10)	(.14)	(.19)
Net realized and unrealized gain (loss)	1.72	1.66	2.29	.28	(4.57)	3.56

Total from investment operations	1.64	1.49	2.16	.18	(4.71)	3.37

Dividends and/or distributions to shareholders:
Distributions from net realized gain	—	—	—	—	(1.64)	(.64)

Net asset value, end of period	$13.37	$11.73	$10.24	$8.08	$7.90	$14.25

Total Return, at Net Asset Value[3]	13.98%	14.55%	26.73%	2.28%	(36.76)%	30.77%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,417	$15,818	$12,007	$9,141	$8,107	$9,138

Average net assets (in thousands)	$16,104	$15,322	$10,371	$7,904	$9,889	$7,901

Ratios to average net assets:[4]
Net investment loss	(1.36)%	(1.47)%	(1.43)%	(1.35)%	(1.27)%	(1.55)%
Total expenses[5]	1.76%	1.82%	2.07%	2.24%	1.87%	1.92%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.76%	1.79%	1.86%	1.71%	1.65%	1.79%

Portfolio turnover rate	37%	99%	103%	143%	134%	232%

1.	October 29, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2012	1.76%
Year Ended October 31, 2011	1.82%
Year Ended October 29, 2010	2.07%
Year Ended October 31, 2009	2.24%
Year Ended October 31, 2008	1.88%
Year Ended October 31, 2007	1.92%
See accompanying Notes to Financial Statements.
22 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2012	October 31,	October 29,	October 31,	October 31,	October 31,
Class Y	(Unaudited)	2011	2010[1]	2009	2008	2007

Per Share Operating Data
Net asset value, beginning of period	$12.97	$11.23	$8.78	$8.52	$15.12	$12.08

Income (loss) from investment operations:
Net investment loss[2]	(.04)	(.09)	(.06)	(.04)	(.05)	(.09)
Net realized and unrealized gain (loss)	1.90	1.83	2.51	.30	(4.91)	3.77

Total from investment operations	1.86	1.74	2.45	.26	(4.96)	3.68

Dividends and/or distributions to shareholders:
Distributions from net realized gain	—	—	—	—	(1.64)	(.64)

Net asset value, end of period	$14.83	$12.97	$11.23	$8.78	$8.52	$15.12

Total Return, at Net Asset Value[3]	14.34%	15.49%	27.90%	3.05%	(36.24)%	31.96%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$26,191	$17,197	$5,914	$3,835	$2,794	$3,742

Average net assets (in thousands)	$20,583	$13,251	$4,904	$3,294	$3,533	$3,323

Ratios to average net assets:[4]
Net investment loss	(0.60)%	(0.72)%	(0.61)%	(0.50)%	(0.39)%	(0.68)%
Total expenses[5]	1.00%	1.01%	1.04%	1.02%	0.95%	0.94%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.00%	1.01%	1.04%	0.86%	0.78%	0.91%

Portfolio turnover rate	37%	99%	103%	143%	134%	232%

1.	October 29, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2012	1.00%
Year Ended October 31, 2011	1.01%
Year Ended October 29, 2010	1.04%
Year Ended October 31, 2009	1.02%
Year Ended October 31, 2008	0.96%
Year Ended October 31, 2007	0.94%
See accompanying Notes to Financial Statements.
23 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Small- & Mid-Cap Growth Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not
24 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended October 31, 2011, the Fund utilized $8,520,041 of capital loss carryforward to offset capital gains realized in that fiscal year. Details of the fiscal year ended October 31, 2011 capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring

2017	$23,572,405
As of April 30, 2012, it is estimated that the capital loss carryforwards would be $22,759,664 expiring by 2017. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2012, it is estimated that the Fund will utilize $812,741 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2012 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$206,850,406

Gross unrealized appreciation	$84,784,096
Gross unrealized depreciation	(2,204,989)

Net unrealized appreciation	$82,579,107

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method
25 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
with respect to their benefits under the Plan. During the six months ended April 30, 2012, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$439
Payments Made to Retired Trustees	1,229
Accumulated Liability as of April 30, 2012	8,555
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
26 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Securities Valuation
The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
Valuation Methods and Inputs
Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.
     The following methodologies are used to determine the market value or the fair value of the types of securities described below:
     Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued
27 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Securities Valuation Continued
by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.
     Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.
A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Standard inputs generally considered
Security Type	by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies
28 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.
Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of April 30, 2012 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$55,240,773	$—	$—	$55,240,773
Consumer Staples	19,696,612	—	—	19,696,612
Energy	18,767,898	—	—	18,767,898
Financials	17,315,833	—	—	17,315,833
Health Care	38,811,094	—	—	38,811,094
Industrials	45,430,000	—	—	45,430,000
Information Technology	67,757,109	—	—	67,757,109
Materials	13,193,481	—	—	13,193,481
Telecommunication Services	3,023,950	—	—	3,023,950
Utilities	2,032,550	—	—	2,032,550
Investment Company	8,160,213	—	—	8,160,213

Total Assets	$289,429,513	$—	$—	$289,429,513

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date,
29 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Securities Valuation Continued
which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
3. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended April 30, 2012		Year Ended October 31, 2011
	Shares	Amount	Shares	Amount

Class A
Sold	2,660,883	$33,903,727	9,932,988	$123,370,124
Redeemed	(2,019,026)	(25,555,948)	(5,630,100)	(68,198,559)

Net increase	641,857	$8,347,779	4,302,888	$55,171,565

Class B
Sold	312,472	$3,614,605	896,688	$10,067,262
Redeemed	(320,889)	(3,700,284)	(577,019)	(6,434,700)

Net increase (decrease)	(8,417)	$(85,679)	319,669	$3,632,562

Class C
Sold	904,764	$10,445,815	2,378,152	$26,710,271
Redeemed	(560,223)	(6,404,375)	(1,142,456)	(12,553,213)

Net increase	344,541	$4,041,440	1,235,696	$14,157,058

Class N
Sold	217,894	$2,681,355	744,536	$8,873,609
Redeemed	(263,132)	(3,205,136)	(568,423)	(6,770,113)

Net increase (decrease)	(45,238)	$(523,781)	176,113	$2,103,496

Class Y
Sold	705,430	$9,651,342	1,398,568	$18,563,631
Redeemed	(265,374)	(3,633,873)	(598,840)	(7,548,444)

Net increase	440,056	$6,017,469	799,728	$11,015,187

4. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended April 30, 2012, were as follows:

	Purchases	Sales

Investment securities	$111,376,608	$92,195,280
30 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

5. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.90%
Next $200 million	0.85
Next $200 million	0.80
Over $600 million	0.75
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2012, the Fund paid $376,946 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either
31 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Fees and Other Transactions with Affiliates Continued
the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2012 were as follows:

Class C	$570,610
Class N	222,173
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

April 30, 2012	$75,459	$1,149	$16,033	$5,284	$285

Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended April 30, 2012, the Manager waived fees and/or reimbursed the Fund $3,470 for IMMF management fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for Classes B, C, N and Y shares to 0.35% of average annual net assets per class; this limit also applied to Class A shares prior to January 1, 2012. Effective January 1, 2012, OFS has voluntarily agreed to limit its fees for Class A shares to 0.30% of average annual net assets of the class.
During the six months ended April 30, 2012, OFS waived transfer and shareholder servicing agent fees as follows:

Class A	$27,746
Class B	9,729
Class C	3,033
Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
32 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

6. Pending Litigation
Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses.
     Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011,
33 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Pending Litigation Continued
a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
34 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
35 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

OPPENHEIMER SMALL- & MID-CAP MID-CAP GROWTH FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., President and Principal Executive Officer
Ronald J. Zibelli, Jr., Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2012 OppenheimerFunds, Inc. All rights reserved.
36 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
37 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).
38 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.
(2) Exhibits attached hereto.
(3) Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Small- & Mid-Cap Growth Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 6/11/2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 6/11/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 6/11/2012